UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     May 15, 2009

     Robert W. Medway    New York, New York     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $814,040 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    28686  1400000 SH       SOLE                  1400000
BARZEL INDS INC                COM              069744100     1182  3377864 SH       SOLE                  3377864
COMCAST CORP NEW               CL A             20030N101    65472  4800000 SH       SOLE                  4800000
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202       77  2576930 SH       SOLE                  2576930
DOLLAR FINL CORP               COM              256664103    16082  1689307 SH       SOLE                  1689307
EBAY INC                       COM              278642103    82896  6600000 SH       SOLE                  6600000
GRAFTECH INTL LTD              COM              384313102    25256  4100000 SH       SOLE                  4100000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    22044  1380361 SH       SOLE                  1380361
HEWITT ASSOCS INC              COM              42822Q100   113088  3800000 SH       SOLE                  3800000
INTEL CORP                     COM              458140100    48848  3250000 SH       SOLE                  3250000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    17518   475000 SH       SOLE                   475000
MICROSOFT CORP                 COM              594918104    53273  2900000 SH       SOLE                  2900000
NOKIA CORP                     SPONSORED ADR    654902204    38749  3320365 SH       SOLE                  3320365
PFIZER INC                     COM              717081103   102150  7500000 SH       SOLE                  7500000
REPUBLIC AWYS HLDGS INC        COM              760276105    13736  2119773 SH       SOLE                  2119773
SEAGATE TECHNOLOGY             SHS              G7945J104    22838  3800000 SH       SOLE                  3800000
SK TELECOM LTD                 SPONSORED ADR    78440P108     8653   560041 SH       SOLE                   560041
SPDR GOLD TRUST                GOLD SHS         78463V107    14787   175000 SH       SOLE                   175000
TENET HEALTHCARE CORP          COM              88033G100    24360 21000000 SH       SOLE                 21000000
TFS FINL CORP                  COM              87240R107    75745  6244400 SH       SOLE                  6244400
TIME WARNER INC                COM              887317303    38600  2000000 SH       SOLE                  2000000